Annual Total Returns - VIPContrafundPortfolio-InitialServiceService2PRO - VIPContrafundPortfolio-InitialServiceService2PRO - VIP Contrafund Portfolio - VIP Contrafund Portfolio - Initial Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	11.94%
Annual Return 2015	0.64%
Annual Return 2016	8.04%
Annual Return 2017	21.88%
Annual Return 2018	(6.38%)
Annual Return 2019	31.58%
Annual Return 2020	30.57%
Annual Return 2021	27.83%
Annual Return 2022	(26.31%)
Annual Return 2023	33.45%